Credit risk - Schedule of Average Probability of Default Grade (Details)	Dec. 31, 2024	Dec. 31, 2023
Retail – UK mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	0.30%	0.40%
Retail – UK mortgages | Stage 1 and 2 | 12-month expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	0.00%	0.10%
Retail – UK mortgages | Stage 1 and 2 | 12-month expected credit losses | Weighted average
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	0.29%	0.57%
Retail – UK mortgages | Stage 1 and 2 | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	0.80%	1.00%
Retail – UK mortgages | Stage 1 and 2 | Lifetime expected credit losses | Weighted average
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	26.13%	17.60%
Credit cards
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	3.60%	4.40%
Credit cards | Stage 1 and 2 | 12-month expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	1.10%	1.30%
Credit cards | Stage 1 and 2 | 12-month expected credit losses | Weighted average
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	1.80%	2.14%
Credit cards | Stage 1 and 2 | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	12.20%	13.80%
Credit cards | Stage 1 and 2 | Lifetime expected credit losses | Weighted average
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	22.21%	23.02%
Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | 12-month expected credit losses | Weighted average
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	2.12%	2.75%
Retail – UK unsecured loans and overdrafts | Stage 1 and 2 | Lifetime expected credit losses | Weighted average
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	28.43%	29.66%
Retail – UK Motor Finance | Stage 1 and 2 | 12-month expected credit losses | Weighted average
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	0.65%	0.61%
Retail – UK Motor Finance | Stage 1 and 2 | Lifetime expected credit losses | Weighted average
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	10.62%	10.00%
Commercial Banking
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	1.00%	1.10%
Commercial Banking | Stage 1 and 2 | 12-month expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	0.30%	0.30%
Commercial Banking | Stage 1 and 2 | 12-month expected credit losses | Weighted average
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	0.93%	0.92%
Commercial Banking | Stage 1 and 2 | Lifetime expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	5.10%	4.70%
Commercial Banking | Stage 1 and 2 | Lifetime expected credit losses | Weighted average
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	22.95%	22.55%